Prepayments (Details Narrative)	Dec. 31, 2025
Mero Reservoir [Member]
IfrsStatementLineItems [Line Items]
Acquisition of interest	3.50%
Atapu Reservoir [Member]
IfrsStatementLineItems [Line Items]
Acquisition of interest	0.95%